CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ 910,538	$ (2,387,451)	$ (836,035)		$ (836,035)	$ (8,238,808)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense		5,865			1,092
Bad debt expense
Depreciation, depletion and amortization						4,642
Paid in kind interest						208,889
Change in:
Accounts receivable			21,468			(94,310)
Accounts receivable, related party						86,754
Prepayments – development costs		150,000				101,005
Other assets						(25,000)
Prepaid expenses		11,117	2,310
Accounts payable and accrued expenses		1,499,658	(2,081,524)			906,287
Other payables
Accrued interest payable
Net cash provided by (used in) operating activities		(575,656)	(393,781)			(7,050,541)
Cash Flows From Investing Activities
Investment in oil and natural gas properties		(8,437,883)	(1,084,285)			(14,805,511)
Net cash used in investing activities		(8,437,883)	(1,084,285)			(14,805,511)
Cash Flows From Financing Activities
Proceeds from notes payable						12,500,000
Contributions from parent			317,792			11,214,967
Net cash provided by financing activities		13,745,888	317,792			23,714,967
Net increase (decrease) in cash		4,732,349	(1,160,274)			1,858,915
Cash - beginning of period		569,298	1,989,419	$ 1,989,419	1,989,419	130,504
Cash - end of period	569,298	5,301,647	829,145		569,298	1,989,419
Supplemental disclosure of cash flow information:
Cash paid for interest		129,112				3,312
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset
Capitalized Interest		492,860				141,048
Expense related to stock options issued		145,155
Related party payables			2,500,000
Proceeds from notes payable, related party		14,875,000
Payments on promissory notes		(1,129,112)
Successor [Member]
Cash Flows From Operating Activities
Net loss	(910,538)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	1,092
Bad debt expense
Depreciation, depletion and amortization
Paid in kind interest
Change in:
Accounts receivable
Accounts receivable, related party
Prepayments – development costs
Other assets	39,185
Prepaid expenses	(58,225)
Accounts payable and accrued expenses	1,154,917
Other payables
Accrued interest payable	(1,091)
Net cash provided by (used in) operating activities	225,340
Cash Flows From Investing Activities
Investment in oil and natural gas properties	(1,976,029)
Net cash used in investing activities	(1,976,029)
Cash Flows From Financing Activities
Proceeds from notes payable	2,000,000
Contributions from parent
Net cash provided by financing activities	2,000,000
Net increase (decrease) in cash	249,311
Cash - beginning of period	319,987	$ 569,298
Cash - end of period	569,298			319,987	569,298
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset
Capitalized Interest	74,210
Predecessor [Member]
Cash Flows From Operating Activities
Net loss				(7,938,335)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense
Bad debt expense				(26,612)
Depreciation, depletion and amortization
Paid in kind interest
Change in:
Accounts receivable				74,310
Accounts receivable, related party				(14,153)
Prepayments – development costs				(150,000)
Other assets				(94,364)
Prepaid expenses				(1,408)
Accounts payable and accrued expenses				(64,982)
Other payables				2,589,363
Accrued interest payable
Net cash provided by (used in) operating activities				(5,626,181)
Cash Flows From Investing Activities
Investment in oil and natural gas properties				(3,859,851)
Net cash used in investing activities				(3,859,851)
Cash Flows From Financing Activities
Proceeds from notes payable				7,500,000
Contributions from parent				316,600
Net cash provided by financing activities				7,816,600
Net increase (decrease) in cash				(1,669,432)
Cash - beginning of period	$ 319,987		$ 1,989,419	1,989,419	$ 1,989,419
Cash - end of period				319,987		$ 1,989,419
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for state franchise tax
Supplemental disclosure of non-cash investing and financing activities:
Account payable reduced by expense offset				15,638
Capitalized Interest				$ 1,289,328